Provisions - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 5,954	€ 4,978
Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 3,648	€ 4,150
Discount rate	3.08%
Average duration of plans	3 years 2 months 4 days